Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss)	Treasury Stock	Total
Balance at beginning of period at Dec. 31, 2013	$ 44	$ 366,094	$ (2,973)	$ 58		$ 363,223
Balance at beginning of period (in shares) at Dec. 31, 2013	44,408,008
Change in Stockholders' Equity
Net loss			(25,825)			(25,825)
Stock-based compensation expense		2,492				2,492
Exercise of stock options		113			$ (98)	$ 15
Exercise of stock options (in shares)	6,362				7,400	13,762
Proceeds from issuance of common stock	$ 33	435,111				$ 435,144
Proceeds from issuance of common stock (in shares)	32,790,321
Other comprehensive loss, net				(1,916)		$ (1,916)
Balance at end of period (in shares) at Dec. 31, 2014	77,204,691				7,400	77,204,691
Balance at end of period at Dec. 31, 2014	$ 77	803,810	(28,798)	(1,858)	$ (98)	$ 773,133
Change in Stockholders' Equity
Net loss			13,863			13,863
Stock-based compensation expense		3,399				3,399
Exercise of stock options		210				$ 210
Exercise of stock options (in shares)	25,620					25,620
Other comprehensive loss, net				(3,009)		$ (3,009)
Balance at end of period (in shares) at Dec. 31, 2015	77,230,311				7,400	77,230,311
Balance at end of period at Dec. 31, 2015	$ 77	$ 807,419	$ (14,935)	$ (4,867)	$ (98)	$ 787,596
Change in Stockholders' Equity
Net loss						23,560
Other comprehensive loss, net						$ (1,272)
Balance at end of period (in shares) at Sep. 30, 2016						90,170,462
Balance at end of period at Sep. 30, 2016						$ 908,441